Equity	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
EQUITY
NOTE 4 –	EQUITY

a.	Share capital:

In September 2022, the Company completed the IPO, in which it issued 3,750,000 Ordinary Shares and warrants to purchase 8,625,000 Ordinary Shares.

The warrants have been exercisable immediately upon issuance, at an exercise price of $4.00 per Ordinary Share and are exercisable until September 12, 2027. On September 16, 2022, 40,000 warrants were exercised into 40,000 Ordinary Shares. On December 14, 2022, the exercise price of the warrants was adjusted to $2.00 per Ordinary Share (the “Exercise Price Adjustment”). Following the Exercise Price Adjustment, on February 16, 2023, as a result of the IPO, the Company issued an aggregate of 169,125 Ordinary Shares to certain holders who invested in the Company in April 2021.

In June 2023, 724,139 warrants were exercised into 724,139 Ordinary Shares at an exercise price of $2.00 per Ordinary Share.

During November 2023, the Company completed a follow-on public offering for gross proceeds of $2 million, in which the Company issued 4,444,444 Ordinary Shares priced to the public at $0.45 per share.

On June 6, 2024, the Company entered into the SEPA with YA. According to the SEPA, the Company will have the sole right in its discretion to sell shares to YA from time to time by issuing advance notices to YA following the effectiveness of a registration statement with the Securities and Exchange Commission registering the Ordinary Shares issuable pursuant to the SEPA and the satisfaction of other customary conditions (See also note 5).

During June 2024, the Company issued 500,000 Ordinary Shares pursuant to the SEPA for proceeds of $267 thousand.

b.	Share-based compensation:

Equity Warrants to investors and associated with the IPO, as of June 30, 2024:

Number of warrants/ options	Issuance date	Exercise price	Exercise ratio	Expiration date	Notes
7,860,861	September 13, 2022	$2.00	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Registered for trading
187,500	September 15, 2022	$5.31	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Owned by underwriter
23,640	September 15, 2022	$4.23	Each warrant is exercisable into 1 Ordinary Share	10 years following the issuance date	Owned by the legal advisor

The reported sale prices of Company’s Ordinary Shares and warrants on Nasdaq was $0.276 and $0.0106, respectively, as of September 20, 2024.

Options to employees

Below is a summary of the Company’s option activity and related information with respect to options outstanding at the beginning and end of each period:

	Number of Options	Weighted-average exercise price

Outstanding as of January 1, 2024	1,454,764	$0.777

Expired or forfeited	(5,000)	$1.317

Outstanding as of June 30, 2024	1,449,764	$0.775

Exercisable as of June 30, 2024	956,042	$0.586

During the six month period ended June 30, 2024, the Company did not grant any new options to purchase Ordinary Shares.

Options to consultants

The Company’s outstanding options to consultants as of June 30, 2024 were as follows:

Issuance date	In connection with	No. of options issued	Exercise price	No. of options exercisable
2015	Services rendered	110,655	$0.003	110,655
2017	Services rendered	36,885	$0.003	36,885
2021	Services rendered	69,090	$0.003 - $2.25	69,090
2023	Services rendered	100,000	$0.546	51,111